Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Common stock, shares authorized	[1]	30,000,000	30,000,000
Common stock, shares issued	[1]	4,725,096	4,017,596
Common stock, shares outstanding	[1]	4,538,358	3,952,198
Class B Common Stock
Common stock, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Common stock, shares authorized	[1]	1,000,000	1,000,000
Common stock, shares issued	[1]	0	0
Common stock, shares outstanding	[1]	0	0

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.